10. Shareholders' Equity - Stock Options (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 30, 2016
Equity [Abstract]
Options Granted and assumed, shares	2,183,333	100,000	100,000
Options Granted and assumed, exercise price		$ .10	$ .10
Total Options Granted and assumed. shares		100,000	100,000
Total Options Granted and assumed. exercise price		$ .10	$ .10